Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expenses	390,080	298,096	503,139
Deferred income tax expense	91,882	157,325	(262,321)

Total	481,962	455,421	240,818

Summary of Reconciliation Between the Computed Expected Tax Expenses (Benefit) Rate and the Effective Income Tax Rate
The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Statutory tax rate	25%	25%	25%
Research and development tax credit	(3)%	(2)%	(3)%
Effect of tax holiday*	(7)%	(7)%	(17)%
Change in valuation allowance	1%	1%	1%
Non-deductible expenses	1%	1%	1%
Withholding tax	—	1%	2%

Effective income tax rate	17%	19%	9%

Summary of Aggregate Amount and Per Share Effect of Tax Holidays
The aggregate amount and per share effect of the tax holidays are as follows

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Tax holiday effect	202,923	168,677	471,798
Net profit per share effect
- Basic	0.13	0.11	0.33

- Diluted	0.13	0.11	0.32

Significant Components of Deferred Tax Assets
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Timing difference in revenue recognition	—	244,215
Provision for accounts receivable and contract assets and loans receivable	77,578	168,398
Net accumulated losses-carry forward	69,454	117,850
Payroll and welfare payable and other temporary difference	5,831	12,379
Quality assurance obligations	45,128	2,016
Less: Valuation allowance	(42,233)	(89,117)

Total deferred tax assets	155,758	455,741

Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(24,607)	(24,607)
Unrealized gain in consolidated trusts	(58,897)	(36,989)
Other taxable temporary difference	(2,044)	—
Withholding tax for undistributed earnings	(18,000)	(76,036)

Total deferred tax liabilities	(103,548)	(137,632)

Movement of Valuation Allowances
Movement of valuation allowances

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	40,143	6,245	42,233
Current year additions	741	40,054	50,925
Current year reversals	(34,639)	(4,066)	(4,041)

At end of year	6,245	42,233	89,117